Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

The related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of entity of individual	Relationship with the Company and its subsidiary
Ali Kasa	Director and CEO of the Company
Egnitus Australia Pty Ltd	Entity controlled by Mr. Ali Kasa
Lindita Kasa	Spouse of Ali Kasa and former sole shareholder of Anvia (Australia) Pty Ltd
Egnitus Holdings Pty Ltd	Entity controlled by Mr. Ali Kasa

Transactions

Accounts Payable

	March 31, 2018	December 31, 2017
Egnitus Holdings Pty Ltd	$-	$10,500

Accounts payable was for the cost of training and consulting services provided to the Company’s customers.

Payable to Related Party

	March 31, 2018	December 31, 2017
Lindita Kasa	$3,000	$3,000

Payable to Mrs. Lindita Kasa was for the cost of purchase of Anvia (Australia) Pty Ltd.

Payable to Affiliate

	March 31, 2018	December 31, 2017
Egnitus Australia Pty Ltd	$-	$4,120

Payable to affiliate was for the Company’s working capital needs. Funds advanced to the Company are non-interest bearing, unsecured and due on demand.

Due from Related Parties

	March 31, 2018	December 31, 2017
Ali Kasa	$4,162	$6,807
Egnitus Holdings Pty Ltd	341	-
Egnitus Australia Pty Ltd	-	2,462

The Company paid for travel and other expenses of Mr. Ali Kasa prior to the change in control that occurred on January 10, 2017. The Company deemed these expenses as personal expenses of the officer and recorded those amounts as due from the officer.

The amount due from related parties is non-interest bearing, unsecured and due on demand.

NOTE 6 – RELATED PARTY TRANSACTIONS

On January 11, 2017, the Company issued 5,000,000 shares of its common stock to its President, an officer and director of the Company valued at $500. The Company recorded a discount of the same amount as no consideration was paid for these shares. On February 16, 2017, the Company issued to a family member of the President of the Company 1,000,000 shares of its common stock for total proceeds of $1,000. On February 16, 2017, the Company also issued to an officer and director of the Company, an aggregate of 5,000,000 shares of its common stock in exchange for total proceeds of $500 (Note 8).

In February 2017, the Company issued to its President and an officer, an aggregate of 600 Series A preferred shares and 400 Series A preferred shares at $0.0001 par value for total proceeds of $0.06 and $0.04, respectively.

The Company paid $3,700 to a third-party vendor as a deposit for an acquisition and paid $7,204 for travel and other expenses of an officer, prior to the change in control that occurred on January 10, 2017. The Company deemed these expenses as personal expenses of the officer and recorded $10,904 as amount due from the officer as of December 31, 2017. The amount due from officer is unsecured, collectible and due on demand by the Company.

On October 2, 2017, the Company purchased from a related party affiliate computer software and applications for $30,000, for designing, developing and implementing a business-to-business software solution for Anvia eco-system for tradesmen in Australia and globally (Note 4).

Accounts payable to a related party amounted to $10,500 and $0 at December 31, 2017 and 2016, respectively. The $10,500 accounts payable to the related party was for the cost of training and consulting service provided to Anvia’s customers.

Payable to a related party amounted to $4,120 and $0 at December 31, 2017 and 2016, respectively. The $4,120 payable to the affiliate was for short term advances received for the Company’s working capital needs. The $4,120 advance received from the affiliate is unsecured, non-interest bearing and payable on demand.